UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     York Asset Management Limited

Address:  Suite 203, Lagoon Court, Sandyport,
          P.O. Box N-1717
          Nassau C5
          Attention: S. Nicholas Walker


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   S. Nicholas Walker
Title:  Managing Member
Phone:  (242) 502-3350


Signature, Place and Date of Signing:


/s/ S. Nicholas Walker            New York, New York        February 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total: $110,671
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F INFORMATION TABLE
                                                     York Asset Management Limited
                                                           December 31, 2006

COLUMN 1                          COLUMN  2       COLUMN 3      COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                                 VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS       CUSIP       (X$1000)   PRN AMT  PRN CALL DISCRETION  MGRS   SOLE   SHARED   NONE
ALLEGHENY ENERGY INC              COM               017361106     8,794    207,300  SH         SOLE       0     207,300    0      0
ALTRIA GROUP INC                  COM               02209S103       160      2,200  SH         SOLE       0       2,200    0      0
AMERICAN PWR CONVERSION CORP      COM               029066107     1,259     41,200  SH         SOLE       0      41,200    0      0
AMERICAN REAL ESTATE PARTNR       DEPOSITRY UNIT    029169109     4,240     54,800  SH         SOLE       0      54,800    0      0
ANTIGENICS INC DEL                COM               037032109        11      2,000  SH         SOLE       0       2,000    0      0
AQUILA INC                        COM               03840P102     1,849    408,600  SH         SOLE       0     408,600    0      0
AUTHENTIDATE HLDG CORP            COM               052666104        97     41,950  SH         SOLE       0      41,950    0      0
BELLSOUTH CORP                    COM               79860102        452      9,600  SH         SOLE       0       9,600    0      0
BERKSHIRE HATHAWAY INC DEL        CL B              084670207       527        149  SH         SOLE       0         149    0      0
BROOKFIELD ASSET MGMT INC         CL A LTD VT SH    112585104     1,359     29,900  SH         SOLE       0      29,900    0      0
CMS ENERGY CORP                   COM               125896100       979     59,700  SH         SOLE       0      59,700    0      0
CNOOC LTD                         SPONSORED ADR     126132109       739      8,300  SH         SOLE       0       8,300    0      0
CATHAY GENERAL BANCORP            COM               149150104        35        900  SH         SOLE       0         900    0      0
CBOT HLDGS INC                    CL A              14984K106     1,185      8,300  SH         SOLE       0       8,300    0      0
CENTER FINL CORP CALIF            COM               15146E102        20        900  SH         SOLE       0         900    0      0
CENTERPOINT ENERGY INC            COM               15189T107     7,998    498,200  SH         SOLE       0     498,200    0      0
DELTA & PINE LD CO                COM               247357106     3,489     86,200  SH         SOLE       0      86,200    0      0
EAST WEST BANCORP INC             COM               27579R104        24        610  SH         SOLE       0         610    0      0
EL PASO CORP                      COM               28336L109     6,636    447,800  SH         SOLE       0     447,800    0      0
HANMI FINL CORP                   COM               410495105        17        875  SH         SOLE       0         875    0      0
HUANENG PWR INTL INC              SPON ADR H SHS    443304100       471     13,570  SH         SOLE       0      13,570    0      0
IKON OFFICE SOLUTIONS INC         COM               451713101     1,344     87,000  SH         SOLE       0      87,000    0      0
INTEL CORP                        COM               458140100       217     10,700  SH         SOLE       0      10,700    0      0
INTERCONTINENTALEXCHANGE INC      COM               45865V100       675      6,700  SH         SOLE       0       6,700    0      0
INTL SECS EXCHANGE HLDGS INC      CL A              46031W204       387      8,400  SH         SOLE       0       8,400    0      0
INTERPOOL INC                     COM               46062R108     1,218     53,300  SH         SOLE       0      53,300    0      0
KOREA ELECTRIC PWR                SPONSORED ADR     500631106     1,727     79,600  SH         SOLE       0      79,600    0      0
LABRANCHE & CO INC                COM               505447102     1,897    199,000  SH         SOLE       0     199,000    0      0
LEUCADIA NATL CORP                COM               527288104     1,209     44,900  SH         SOLE       0      44,900    0      0
MARKETAXESS HLDGS INC             COM               57060D108       187     13,900  SH         SOLE       0      13,900    0      0
MIRANT CORP NEW                   COM               60467R100     2,030     66,468  SH         SOLE       0      66,468    0      0
NARA BANCORP INC                  COM               63080P105        17        875  SH         SOLE       0         875    0      0
NASDAQ STOCK MARKET INC           COM               631103108     2,721     82,900  SH         SOLE       0      82,900    0      0
NATIONAL WESTN LIFE INS CO        CL A              638522102       418      1,820  SH         SOLE       0       1,820    0      0
PG&E CORP                         COM               69331C108     1,532     33,300  SH         SOLE       0      33,300    0      0
PHELPS DODGE CORP                 COM               717265102     4,572     38,100  SH         SOLE       0      38,100    0      0
PHELPS DODGE CORP                 COM               717265102     2,126     38,100      PUT    SOLE       0           0    0      0
PREMIUM STD FARMS INC             COM               74060C105     8,518    456,800  SH         SOLE       0     456,800    0      0
QUANTA SVCS INC                   COM               74762E102     3,137    173,650  SH         SOLE       0     173,650    0      0
RELIANT ENERGY INC                COM               75952B105     2,803    199,200  SH         SOLE       0     199,200    0      0
SIERRA PAC RES NEW                COM               826428104     5,541    348,200  SH         SOLE       0     348,200    0      0
SOUTHERN UN CO NEW                COM               844030106     1,225     44,200  SH         SOLE       0      44,200    0      0
STUDENT LN CORP                   COM               863902102        41        225  SH         SOLE       0         225    0      0
TXU CORP                          COM               873168108       430      7,800  SH         SOLE       0       7,800    0      0
TEXAS PAC LD TR                   SUB CTF PROP I T  882610108     3,210     15,580  SH         SOLE       0      15,580    0      0
THOMAS WEISEL PARTNERS GRP I      COM               884481102       695     33,200  SH         SOLE       0      33,200    0      0
UCBH HOLDINGS INC                 COM               90262T308        15        875  SH         SOLE       0         875    0      0
VAN DER MOOLEN HLDG N.V.          SPONSORED ADR     921020103       533     91,437  SH         SOLE       0      91,437    0      0
WARWICK VALLEY TEL CO             COM               936750108        23      1,200  SH         SOLE       0       1,200    0      0
WELLSFORD REAL PPTYS INC          COM NEW           950240200       704     94,400  SH         SOLE       0      94,400    0      0
WILLIAMS COS INC DEL              COM               969457100     1,519     59,700  SH         SOLE       0      59,700    0      0
WILSHIRE BANCORP INC              COM               97186T108        16        875  SH         SOLE       0         875    0      0
CRONOS GROUP S A                  SHS               L20708100    19,643  1,336,222  SH         SOLE       0   1,336,222    0      0
                                                                110,671







SK 22055 0001 745953